ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable and allowance for doubtful accounts as of September 30, 2024 and March 31, 2025 are as follows:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Accounts receivable	13,318,276	17,792,273
Less: allowance for doubtful accounts	(641,101)	(738,023)
Total Accounts receivable, net	12,677,175	17,054,250

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RELATED TO ACCOUNTS RECEIVABLE

The roll-forward of the allowance for doubtful accounts related to accounts receivable for the year ended September 30, 2024 and for the six months ended March 31, 2025 were as follows:

	For the year ended September 30, 2024	For the six months ended March 31, 2025
	RMB	RMB
Beginning of the year	1,271,180	641,101
(Reversal) provision of allowance for doubtful accounts	(630,079)	96,922
End of the year/period	641,101	738,023